Revenue and Segment Information	12 Months Ended
Mar. 31, 2024
Revenue and Segment Information [Abstract]
REVENUE AND SEGMENT INFORMATION

16. REVENUE AND SEGMENT INFORMATION

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), Mr. Danny Tze Ching Wong, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance. The Company has primarily engaged in one segment which is the provision of sales of goods. Much of the information provided in these consolidated financial statements is similar to, or the same as, that reviewed on a regular basis by the Company’s CODM. As a result, the Company operates and manages its business as a single operating segment. For the years ended March 31, 2024, 2023 and 2022, assets within Hong Kong contributed over 90% of the Company’s total assets. Revenue within Asia contributed over 80% of the Company’s total revenue.